Shareholders' Equity (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Services and performance-based restricted share units
Stock-based compensation expense	$ 16,607,000	$ 13,402,000	$ 33,244,000
Weighted-Average Grant Date Fair Value
Unrecognized compensation cost	25,500,000
Expected weighted-average recognition period for unrecognized compensation cost (in years)	2.7
COHT
Services and performance-based restricted share units
Grant date fair value of options			500,000
Stock-based compensation amortization period (in years)			4
Stock-based compensation expense			119,000
T.CN Corporation
Services and performance-based restricted share units
Percentage of ordinary shares of subsidiaries, granted (as a percent)	1.10%	15.90%
Share options
Weighted-Average Grant Date Fair Value
Unrecognized compensation cost	500,000
Expected weighted-average recognition period for unrecognized compensation cost (in years)	0.4
Share options | T.CN Corporation
Services and performance-based restricted share units
Grant date fair value of options	1,000,000	4,200,000
Stock-based compensation amortization period (in years)	4	4
Stock-based compensation expense	1,000,000	267,000
Restricted share units
Shares Granted
Granted to non-employee directors (in shares)	36,000	36,000
Awarded (in shares)	36,000	36,000
Service-Based Restricted Share Units
Shares Granted
Outstanding at the beginning of the period (in shares)	538,000	867,000
Granted to non-employee directors (in shares)	345,000	38,000
Awarded (in shares)	345,000	38,000
Vested (in shares)	(376,000)	(345,000)
Cancelled (in shares)	(11,000)	(22,000)
Outstanding at the end of the period (in shares)	496,000	538,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 29.06	$ 27.88
Awarded (in dollars per share)	$ 80.83	$ 43.57
Vested (in dollars per share)	$ 31.75	$ 27.07
Cancelled (in dollars per share)	$ 61.09	$ 38.90
Outstanding at the end of the period (in dollars per share)	$ 62.37	$ 29.06
Unrecognized compensation cost	25,000,000
Expected weighted-average recognition period for unrecognized compensation cost (in years)	2.9
Total fair value vested	$ 34,200,000	$ 15,900,000	$ 17,700,000